Acquisitions and Disposals	9 Months Ended
Sep. 30, 2014
Business Combinations [Abstract]
Acquisitions and Disposals
Acquisitions and Disposals

On September 15, 2014, ACP Re, a Bermuda reinsurer that is a subsidiary of The Michael Karfunkel 2005 Grantor Retained Annuity Trust (the “Karfunkel Trust”), completed the acquisition of 100% of the outstanding stock of Tower Group International, Ltd. ("Tower") and caused its subsidiary to merge into Tower (the "Merger") pursuant to a merger agreement, dated January 3, 2014, by and between ACP Re and Tower.

In connection with the Merger, the Company acquired two management companies from ACP Re for $7,500. The management companies (together, the “Management Companies”) are the attorneys-in-fact for Adirondack Insurance Exchange, a New York reciprocal insurer, and New Jersey Skylands Insurance Association, a New Jersey reciprocal insurer. The Company also agreed to pay ACP Re contingent consideration in the form of a three year earn-out (the "Contingent Payments") of 3% of the gross written premium of the Tower personal lines business written or assumed by the Company following the Merger. The fair value of the Contingent Payments was estimated to be $30,000 at the acquisition date. As the Company purchased the Management Companies and renewal rights from a commonly controlled company, the excess of carryover basis of net assets acquired over the purchase price was recorded as a capital contribution.

The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

September 2014
Assets
Cash	$70
Fee receivable	3,010
Intangible assets	148,600
Total Assets	151,680
Liabilities
Due to related party	30,000
Deferred tax liability	38,911
Total Liabilities	68,911
Net assets purchased	82,769
Purchase price	7,500
Additional paid in capital	$75,269

In July 2014, the Company reacquired Agent Alliance Insurance Company (“AAIC”), an Alabama-domiciled insurer focused on private passenger auto business in North Carolina which is also licensed as a surplus lines carrier in over 30 states, from ACP Re for a purchase price equal to AAIC’s capital and surplus of approximately $17,343. Following the Company's 2012 sale of AAIC to ACP Re, the Company had continued to reinsure 100% of its existing and renewal private passenger auto insurance. As the Company purchased AAIC from a commonly controlled company, any excess of carry-over basis of net assets over the purchase price was recorded as an adjustment to additional paid in capital.

The following table summarizes the carrying value of assets acquired and liabilities assumed at the acquisition date:

July 2014
Assets
Cash and invested assets	$15,535
Accrued interest	138
Premium receivable	992
Reinsurance recoverable	6,966
Prepaid reinsurance	1,608
Intangible assets	900
Goodwill	1,005
Income tax receivable	84
Total Assets	27,228
Liabilities
Unpaid loss and loss adjustment expenses	6,867
Accounts payable and accrued expenses	323
Unearned premiums	1,608
Reinsurance payable	397
Notes payable	350
Deferred tax	340
Total Liabilities	9,885
Net assets purchased	17,343

On June 27, 2014, the Company purchased certain assets of Imperial Management Corporation ("Imperial"), including its underwriting subsidiaries Imperial Fire & Casualty Insurance Company and National Automotive Insurance Company, its retail agency subsidiary ABC Insurance Agencies, and its managing general agency subsidiary RAC Insurance Partners. The purchase price was approximately $20,000. In connection with the Imperial transaction, the Company assumed certain debt of Imperial and Imperial Fire & Casualty Insurance Company (see Note 10, "Debt").

The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

June 2014
Assets
Cash and invested assets	$62,159
Accrued interest	484
Premium receivable	37,687
Reinsurance recoverable	9,398
Prepaid reinsurance	45,408
Premises and equipment	4,687
Intangible assets	3,300
Deferred tax	847
Other	225
Total Assets	164,195
Liabilities
Unpaid loss and loss adjustment expenses	41,671
Accounts payable and accrued expenses	13,899
Unearned premiums	58,657
Reinsurance payable	30,686
Notes payable	8,916
Total Liabilities	153,829
Net assets purchased	10,366
Purchase price	20,000
Goodwill recorded	$9,634

The goodwill and intangible assets related to the Imperial acquisition were assigned to the Property and Casualty segment.
On April 1, 2014, the Company purchased Personal Express Insurance Company (“Personal Express”), a California domiciled personal auto and home insurer from Sequoia Insurance Company, an affiliate of AmTrust. The purchase price was $21,496.

The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

April 2014
Assets
Cash and invested assets	$28,727
Premium receivable	2,896
Deferred tax	237
Other assets	729
Total Assets	32,589
Liabilities
Unpaid loss and loss adjustment expenses	4,472
Unearned premium	8,352
Reinsurance payable	816
Accounts payable and accrued expenses	3,181
Deferred tax	119
Total Liabilities	16,940
Net assets purchased	15,649
Purchase price	21,496
Goodwill recorded	$5,847

The goodwill and intangible assets related to the Personal Express acquisition were assigned to the Property and Casualty segment.
On January 16, 2014, the Company through its wholly-owned subsidiary, National General Holdings Luxembourg, acquired a 100% equity interest of a Luxembourg reinsurer, Anticemex Reinsurance S.A., for approximately $62,973. The entity was renamed National General Beta Re (“Beta”). Beta is a reinsurer incorporated in Luxembourg that allows the Company to obtain the benefits of its capital and utilization of its existing and future loss reserves through a series of reinsurance agreements with one of the Company’s subsidiaries.

The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

January 2014
Assets
Cash and invested assets	$6,393
Prepaid assets	1
Loan receivable	62,973
Intangible assets	132
Total Assets	69,499
Liabilities
Accounts payable and accrued expenses	20
Deferred tax liability	19,123
Total Liabilities	19,143
Net assets purchased	50,356
Purchase price	62,973
Goodwill recorded	$12,617

The goodwill and intangible assets related to the Beta acquisition were assigned to the Accident and Health segment.

In December 2013, the Company acquired all of the issued and outstanding stock of Ikano Re S.A. for $35,741. The entity was renamed National General Alpha Re (“Alpha”). Alpha is a reinsurer incorporated in Luxembourg that allows the Company to obtain the benefits of its capital and utilization of its existing and future loss reserves through a series of reinsurance agreements with one of the Company’s subsidiaries.

The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

December 2013
Assets
Cash and invested assets	$39,542
Prepaid assets	196
Intangible assets	132
Total Assets	39,870
Liabilities
Accounts payable and accrued expenses	57
Deferred tax liability	10,241
Total Liabilities	10,298
Net assets purchased	29,572
Purchase price	35,741
Goodwill recorded	$6,169

The goodwill and intangible assets related to the Alpha acquisition were assigned to the Property and Casualty segment.